T. ROWE PRICE Communications & Technology Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.7%
FINANCIAL SERVICES 3.5%
Other Financial Services 0.5%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $67,333 (1)(2)(3) 17,666,351 50,349
50,349
Payments 3.0%
Adyen (EUR) (2) 15,754 31,204
Block, Class A (2) 189,700 25,723
Mastercard, Class A  502,000 179,405
One97 Communications, Acquisition Date: 12/3/19, Cost $8,203
(INR) (2)(3) 322,220 2,128
PayPal Holdings (2) 352,800 40,801
Stripe, Class B, Acquisition Date: 5/18/21, Cost $7,901 (1)(2)(3) 196,898 8,087
287,348
Total Financial Services 337,697
HARDWARE 4.9%
Consumer Electronics 4.9%
Apple  2,643,400 461,564
Total Hardware 461,564
INDUSTRIALS 0.8%
Automobile Manufacturers 0.6%
Rivian Automotive, Class A (2)(4) 487,625 24,499
Tesla (2) 25,300 27,263
51,762
Transportation Technology Services 0.2%
Aurora Innovation, Acquisition Date: 3/1/19, Cost $12,597 (2)(3) 2,959,355 15,716
15,716
Total Industrials 67,478
INTERNET 31.4%
China Internet Media/Advertising 0.9%
Tencent Holdings (HKD)  1,826,500 84,191
84,191
China Internet Retail 0.0%
JD.com, Class A (HKD) (2) 86,976 2,468
2,468
Rest of World Internet Media/Advertising 0.7%
Sea, ADR (2) 525,893 62,997
62,997

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Media/Advertising 15.0%
Alphabet, Class A (2) 26,250 73,010
Alphabet, Class C (2) 286,603 800,479
Meta Platforms, Class A (2) 1,747,400 388,552
Snap, Class A (2)(4) 3,078,883 110,809
Trade Desk, Class A (2) 756,400 52,381
1,425,231
U.S. Internet Retail 10.5%
Amazon.com (2) 290,900 948,320
Carvana (2)(4) 413,097 49,278
997,598
U.S. Internet Services 4.3%
Airbnb, Class A (2) 341,492 58,655
Booking Holdings (2) 95,172 223,507
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $39,325 (1)(2)
(3) 23,072 31,493
DoorDash, Class A (2) 728,223 85,340
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3) 186,860 138
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $4,000 (1)(2)(3) 86,339 8,289
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $209 (1)
(2)(3) 4,511 433
407,855
Total Internet 2,980,340
IT SERVICES 2.8%
Data Centers 1.7%
Equinix, REIT  214,656 159,193
159,193
IT Services 1.1%
VeriSign (2) 479,700 106,714
106,714
Total IT Services 265,907
MEDIA & ENTERTAINMENT 9.7%
Direct-to-Consumer Subscription Services 2.9%
Netflix (2) 477,180 178,747
Spotify Technology (2) 656,200 99,099
277,846
Diversified Media 2.8%
Universal Music Group (EUR)  3,430,499 91,574
Walt Disney (2) 1,005,410 137,902

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Warner Music Group, Class A  1,061,606 40,182
269,658
Live Entertainment 3.4%
Liberty Media-Liberty Formula One, Class C (2) 2,405,900 168,028
Live Nation Entertainment (2) 1,320,507 155,344
323,372
Video Gaming 0.6%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $26,619 (1)(2)(3) 37,263 32,109
ROBLOX, Class A (2) 478,300 22,117
54,226
Total Media & Entertainment 925,102
SEMICONDUCTORS 2.8%
Processors 2.8%
NVIDIA  975,900 266,284
Total Semiconductors 266,284
SOFTWARE 20.3%
Back-Office Applications Software 3.3%
Bill.com Holdings (2) 495,126 112,290
Ceridian HCM Holding (2) 348,794 23,843
Coupa Software (2) 412,693 41,942
Paycom Software (2) 394,745 136,732
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $241 (1)(2)(3) 240,776 217
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $34 (1)(2)(3) 34,397 33
315,057
Collaboration and Productivity Software 6.5%
Atlassian, Class A (2) 963,699 283,163
ServiceNow (2) 603,792 336,246
619,409
Front-Office Applications Software 2.3%
Salesforce (2) 1,022,300 217,055
217,055
Industry-Specific Software 1.9%
Constellation Software (CAD)  43,816 74,899
Shopify, Class A (2) 122,417 82,749
Toast, Class A (2)(4) 1,130,800 24,572
182,220
Infrastructure and Developer Tool Software 6.1%
Datadog, Class A (2) 319,799 48,440
HashiCorp, Class A (2)(4) 29,242 1,579
Microsoft  1,654,200 510,006

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Snowflake, Class A (2) 68,545 15,706
575,731
Security Software 0.2%
Clear Secure, Class A (2)(4) 173,524 4,664
SentinelOne, Class A (2) 301,845 11,694
Socure, Acquisition Date: 12/22/21, Cost $2,073 (1)(2)(3) 129,020 2,073
18,431
Total Software 1,927,903
TELECOM SERVICES 21.5%
Towers 10.0%
American Tower, REIT  1,079,300 271,142
Cellnex Telecom (EUR)  1,844,583 88,770
Crown Castle International, REIT  1,143,067 211,010
Helios Towers (GBP) (2)(4) 6,724,623 10,191
Sarana Menara Nusantara (IDR)  300,004,100 22,325
SBA Communications, REIT  989,500 340,487
943,925
U.S. Cable/Satellite 5.9%
Cable One  27,400 40,120
Charter Communications, Class A (2) 523,509 285,585
Comcast, Class A  4,972,128 232,795
558,500
U.S. Wireless 5.6%
T-Mobile U.S. (2) 3,763,619 483,060
Verizon Communications  951,876 48,489
531,549
Total Telecom Services 2,033,974
Total Common Stocks (Cost $4,184,743) 9,266,249
CONVERTIBLE PREFERRED STOCKS 1.7%
INDUSTRIALS 0.1%
Transportation Technology Services 0.1%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (1)(2)
(3) 127,117 11,659
Total Industrials 11,659

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INTERNET 0.8%
China Internet Media/Advertising 0.4%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $12,010 (1)
(2)(3) 243,670 38,271
38,271
U.S. Internet Services 0.4%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560 (1)(2)(3) 1,502 2,050
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368 (1)(2)(3) 216 295
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39 (1)(2)(3) 23 31
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (1)(2)(3) 2 3
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $7,501 (1)(2)(3) 616,504 12,573
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(2)(3) 560,560 415
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $8,509 (1)(2)(3) 176,934 16,986
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $4,108 (1)(2)(3) 32,863 3,155
35,508
Total Internet 73,779
SOFTWARE 0.8%
Collaboration And Productivity Software 0.3%
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $30,420 (1)
(2)(3) 162,425 30,420
30,420
Front-Office Applications Software 0.2%
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $5,712 (1)(2)(3) 906,055 11,298
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $727 (1)(2)(3) 82,725 1,032
Seismic Software, Series G, Acquisition Date: 8/9/21,
Cost $880 (1)(2)(3) 61,023 761
13,091
Infrastructure and Developer Tool Software 0.2%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,350 (1)(2)
(3) 30,162 5,003
Databricks, Series H, Acquisition Date: 8/31/21, Cost $16,290 (1)
(2)(3) 73,893 12,257
17,260
Security Software 0.1%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520 (1)(2)
(3) 156,804 2,520

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068 (1)
(2)(3) 128,696 2,068
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(3) 2,328 37
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793 (1)(2)(3) 298,293 4,793
9,418
Total Software 70,189
Total Convertible Preferred Stocks (Cost $119,011) 155,627
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Treasury Reserve Fund, 0.29% (5)(6) 79,138,645 79,139
Total Short-Term Investments (Cost $79,139) 79,139
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.29% (5)(6) 32,215 32
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 32
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 0.29% (5)(6) 51,495,538 51,496
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 51,496
Total Securities Lending Collateral (Cost $51,528) 51,528
Total Investments in Securities 100.7%
(Cost $4,434,421) $ 9,552,543
Other Assets Less Liabilities (0.7)% (71,031)
Net Assets 100.0% $ 9,481,512

T. ROWE PRICE Communications & Technology Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $306,692 and represents 3.2% of net assets.
(4) All or a portion of this security is on loan at March 31, 2022.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ — ++
T. Rowe Price Treasury Reserve Fund, 0.29% — — 36
Totals $ — # $ — $ 36 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 168 ¤ ¤ $ 51,528
T. Rowe Price Treasury Reserve
Fund, 0.29% 1,911 ¤ ¤ 79,139
Total $ 130,667 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $36 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $130,667.

T. ROWE PRICE Communications & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Communications & Technology Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Communications & Technology Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,709,562 $ 423,466 $ 133,221 $ 9,266,249
Convertible Preferred Stocks — — 155,627 155,627
Short-Term Investments 79,139 — — 79,139
Securities Lending Collateral 51,528 — — 51,528
Total $ 8,840,229 $ 423,466 $ 288,848 $ 9,552,543

T. ROWE PRICE Communications & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $(33,707,000) for the period ended
March 31, 2022. During the period, transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 166,057 $ (32,836) $ 133,221
Convertible Preferred Stocks 156,498 (871) 155,627
Total $ 322,555 $ (33,707) $ 288,848
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 133,221 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Uncertainty
3% –10% 9% Decrease
Market
comparable
Enterprise
Value to Sales
Multiple
5.5x
– 22.9x
12.9x Increase

T. ROWE PRICE Communications & Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales Growth
Rate
17%
– 56%
36% Increase
Enterprise
Value to Gross
Profit Multiple
2.7x
– 33.8x
26.3x Increase
Gross Profit
Growth Rate
40%
–56%
53% Increase
Enterprise
Value to
EBITDA
Multiple
12.7x
– 95.2x
43.3x Increase
EBITDA
Growth Rate
65%
– 108%
88% Increase
Segment-
based
Enterprise
Value to Sales
Multiple
2.1x 2.1x Increase
Segment-
based
Enterprise
Value to Gross
Merchandise
Value Multiple
0.6x 0.6x Increase
Price-to-
Earnings
Multiple
8.8x
– 18..8x
13.8x Increase
Discount
for Lack of
Collectability
100% 100% Decrease
Discount
for Lack of
Marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 155,627 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Communications & Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
Value to Sales
Multiple
2.5x
– 22.9x
7.0x Increase
Sales Growth
Rate
21%
– 75%
39% Increase
Enterprise
Value to Gross
Profit Multiple
2.7x
– 29.7x
15.7x Increase
Gross Profit
Growth Rate
30%
–66%
51% Increase
Enterprise
Value to
EBITDA
Multiple
12.7x
– 95.2x
43.3x Increase
EBITDA
Growth Rate
65%
– 108%
88% Increase
Enterprise
Value to EBIT
multiple
11.8x
– 17.0x
14.0x Increase
EBIT growth
rate
23%
– 42%
33% Increase
Segment-
based
Enterprise
Value to Sales
Multiple
2.1x 2.1x Increase
Segment-
based
Enterprise
Value to Gross
Merchandise
Value Multiple
0.6x 0.6x Increase
Discount
for Lack of
Collectability
100% 100% Decrease

T. ROWE PRICE Communications & Technology Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F121-054Q1 03/22
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for Lack of
Marketability
10% 10% Decrease